Debt	12 Months Ended
May 31, 2012
Debt
Debt

G.    DEBT

ONE CONANT CAPITAL

The Company entered into a $3.2 million credit facility with One Conant Capital, LLC, an affiliate of People’s United Bank, as lender (the “Lender”), consisting of a $2.9 million term loan and a $300,000 revolving line of credit (the “Credit Facility”).  The Credit Facility is provided pursuant to a Loan, Pledge and Security Agreement, dated as of March 8, 2011, between the Company and the Lender (the “Loan Agreement”).  The Credit Facility is guaranteed by Joseph Mullaney, our President and Chief Executive Officer, pursuant to a Guaranty Agreement, dated as of March 8, 2011, by Mr. Mullaney in favor of the Lender, under which Mr. Mullaney has fully and unconditionally guaranteed the performance of the Company under the Credit Facility and by the Company’s subsidiaries, Information Decisions, Incorporated and Workgroup Technology Corporation (the “Subsidiary Guarantors”) pursuant to a Guaranty Agreement, dated as of March 8, 2011, by the Subsidiary Guarantors in favor of the Lender, under which the Subsidiary Guarantors have fully and unconditionally guaranteed the performance of the Company under the Credit Facility.  As of May 31, 2012, the Company had approximately $1.95 million outstanding under the Credit Facility.

Each of the term loan and the revolving line of credit has a three year term and matures on February 28, 2014.  Amounts borrowed under each of the term loan and the revolving line of credit bear interest at the annual rate equal to the greater of (i) the Prime Rate (as defined in the Loan Agreement) plus three percent, (ii) LIBOR plus five and one half percent, and (iii) ten percent, per annum.  If the Company’s Leverage Ratio (as defined in the Loan Agreement) is 1.5:1.0 or less for two consecutive fiscal quarters, the minimum interest rate is reduced to eight percent.  In addition, the Company is obligated to pay a quarterly fee of 1.5% of revenue throughout the term of the Credit Facility.  On May 31, 2012, the Company and Lender amended the Loan Agreement to reduce the Fixed Charge Ratio for all future fiscal quarters beginning May 31, 2012 and to allow the Company to enter into capital leases for capital expenditures up to $200,000.

Under the term loan, commencing March 31, 2011 and continuing for 35 months, the Company must pay the Lender monthly principal installments in the aggregate amount of $60,000 per month.  On each of September 30, 2012 and September 30, 2013, the Company must pre-pay unpaid principal, in an amount equal to 50% of Excess Cash Flow (as defined in the Loan Agreement) from the Company’s immediately preceding fiscal year.  The Company must make a final balloon payment of all unpaid principal and interest on the February 28, 2014 maturity date.

The Loan Agreement contains customary representations, warranties and covenants, including a number of restrictive loan covenants, which restrict the Company’s ability to take any of the following actions, among others, without prior written consent of the Lender: (i) incur additional indebtedness; (ii) pay or declare dividends; (iii) enter into a business substantially different from existing operations; (iv) issue or authorize any additional or new equity that will result in a change of control; and (v) take any corporate action outside the ordinary course of business.

The Loan Agreement also includes certain financial covenants measured on the last day of each fiscal quarter throughout the term of the Credit Facility.

The Loan Agreement provides for events of default customary for credit facilities of this type, including but not limited to non-payment, misrepresentation, breach of covenants and bankruptcy.  Upon an event of default, the interest rate on all outstanding obligations may be increased and the Lender may accelerate payment of all outstanding loans.

The Credit Facility is secured by all of our assets pursuant to the terms of the Loan Agreement and an Intellectual Property Security Agreement dated as of March 8, 2011 between the Company and the Lender.  As additional security for the Credit Facility, (i) the Subsidiary Guarantors have granted liens on all of their assets in favor of the Lender pursuant to a Security Agreement dated as of March 8, 2011 between the Subsidiary Guarantors and the Lender and an Intellectual Property Security Agreement dated as of March 8, 2011 between Workgroup Technology Corporation and the Lender, and (ii) Mr. Mullaney has pledged all of his stock in the Company, as well as certain personal assets, in favor of the Lender pursuant to a Pledge and Security Agreement dated as of March 8, 2011 between Joseph Mullaney and the Lender.  Substantially all of the Company’s U.S. based cash balances are maintained at People’s United Bank.

GREENLEAF SUBORDINATED NOTE

On March 8, 2011, the Company also entered into an agreement with Greenleaf, under which Greenleaf agreed to accept $2.75 million in cash and a $250,000 subordinated note (the “Greenleaf Note”) in complete settlement of its $10.6 million indebtedness. The Greenleaf Note is subordinated to the Credit Facility in accordance with a Subordination and Intercreditor Agreement, dated as of March 8, 2011, among the Company, the Lender and Greenleaf (the “Subordination Agreement”).  Interest on the Greenleaf Note accrues at the annual rate of five percent.  Accrued interest only is payable monthly commencing May 1, 2011.  Principal must be paid from fifty percent of Excess Cash Flow (as defined in the Loan Agreement), commencing September 30, 2012.  All principal plus unpaid accrued interest is due on the later of February 28, 2014 and the date on which all amounts due under the Credit Facility are paid in full.  The Company’s obligations under the Greenleaf Note are (i) secured by liens on the assets of the Company pursuant to a Security Agreement dated March 25, 2009, between the Company and Greenleaf, as amended, (ii) secured by liens on the assets of the Subsidiary Guarantors pursuant to Security Agreements dated August 26, 2010, between each Subsidiary Guarantor and Greenleaf, as amended, and (iii) guarantied by each Subsidiary Guarantor pursuant to Guaranties dated August 26, 2010 by each Subsidiary Guarantor in favor of Greenleaf, as amended.  All liens securing the Greenleaf Note are expressly subordinated to the liens of the Lender pursuant to the Subordination Agreement.